Intangible Assets, Net	6 Months Ended
Jun. 30, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
11.	Intangible assets, net
The following table summarizes the Group’s intangible assets:

	December 31,	June 30,
	2019	2020
	RMB	RMB
Gross carrying amount
Copyrights of video content	30,021	64,266
License	32,000	32,000
Software	3,125	9,332
Domain names	5,120	5,283
Trademark	1,132	1,132

Total of gross carrying amount	71,398	112,013

Less: accumulated amortization
Copyrights of video content	(17,689)	(32,730)
License	(3,556)	(4,622)
Software	(2,756)	(5,986)
Domain names	(1,613)	(1,786)
Trademark	(699)	(811)

Total of accumulated amortization	(26,313)	(45,935)

Intangible assets, net	45,085	66,078

Amortization expense for the six months ended June 30, 2019 and 2020 were RMB7,672 and RMB19,622, respectively.
The estimated amortization expenses for each of the following five years as of June 30, 2020 are as follows:

Twelve months ended June 30	Amortization expense of intangible assets
RMB
2021	33,389
2022	5,155
2023	4,143
2024	2,572
2025	2,474
The weighted average amortization periods of intangible assets as of December 31, 2019 and June 30, 2020 are as below:

	December 31,	June 30,
	2019	2020
Copyrights of video content	2 years	2 years
License	15 years	15 years
Software	1 year	1 year
Domain names	15 years	15 years
Trademark	5 years	5 years